(Delaware VIP® U.S. Growth Series - Service) | (Delaware VIP® U.S. Growth Series)
What is the Series' investment objective?
Delaware VIP U.S. Growth Series seeks long-term capital appreciation.
What are the Series' fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware VIP® U.S. Growth Series)		Service Class
Management fees		0.65%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.09%
Total annual series operating expenses		1.04%
Fee waivers	[1]	(0.05%)
Total annual series operating expenses after fee waivers		0.99%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2015 through April 29, 2016. This waiver may be terminated only by agreement of the Distributor and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Distributor's expense waiver for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware VIP® U.S. Growth Series) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class	101	326	569	1,266

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 26% of the average value of its portfolio.

What are the Series' principal investment strategies?

The Series invests primarily in common stocks. Under normal circumstances, the Series will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. investments (80% policy). The Series invests primarily in companies that its portfolio managers believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom-up approach, the portfolio managers seek to select securities they believe have large-end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The portfolio managers also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give the portfolio managers insight into the outlook for a company, helping them identify companies poised for sustainable free cash flow growth. The portfolio managers believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. The portfolio managers may sell a security if they no longer believe that the security is likely to contribute to meeting the investment objective of the Series or if there are other opportunities that appear more attractive.

The Series' 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Derivatives risk — Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

How has Delaware VIP® U.S. Growth Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/vip/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class's highest quarterly return was 16.07% for the quarter ended March 31, 2012 and its lowest quarterly return was -22.26% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2014
Average Annual Total Returns (Delaware VIP® U.S. Growth Series)	1 Year	5 Years	10 Years
Service Class	12.48%	16.44%	8.66%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	13.05%	15.81%	8.49%